[LIFEUSA FUNDS LOGO]



                                  ANNUAL REPORT

                                DECEMBER 31, 1997

                                TABLE OF CONTENTS
                               LIFEUSA FUNDS, INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 1997


  President's Letter............................. 2
  Portfolio Reviews
     LifeUSA Aggressive Growth Portfolio......... 3
     LifeUSA Growth Portfolio.................... 4
     LifeUSA Global Portfolio.................... 5
     LifeUSA Balanced Portfolio.................. 6
     LifeUSA Current Income Portfolio............ 7
     LifeUSA Principal Preservation Portfolio.... 8
  Schedules of Investments
     LifeUSA Aggressive Growth Portfolio......... 9
     LifeUSA Growth Portfolio.................... 9
     LifeUSA Global Portfolio.................... 9
     LifeUSA Balanced Portfolio................. 10
     LifeUSA Current Income Portfolio........... 10
     LifeUSA Principal Preservation Portfolio... 10
  Notes to Schedules of Investments............. 11
  Statements of Assets and Liabilities.......... 12
  Statements of Operations...................... 14
  Statements of Changes in Net Assets........... 16
  Financial Highlights
     LifeUSA Aggressive Growth Portfolio........ 18
     LifeUSA Growth Portfolio................... 18
     LifeUSA Global Portfolio................... 18
     LifeUSA Balanced Portfolio................. 19
     LifeUSA Current Income Portfolio........... 19
     LifeUSA Principal Preservation Portfolio... 19
  Notes to Financial Statements................. 20
  Independent Auditors' Report.................. 23
  Federal Tax Information....................... 24
  Distributor, Adviser, Legal Counsel,
  Independent Auditors, Directors....... Back Cover

                               PRESIDENT'S LETTER
                               LIFEUSA FUNDS, INC.


COLD MARKETS CAN TURN HOT IN NO TIME

In 1994, the U.S. and European stock markets were sluggish, Latin America was in crisis and Asia was the "economic miracle." Today, Latin America is perceived as the strongest emerging market while Asia finds itself struggling. Meanwhile, the U.S. stock market has doubled in three years. And now, Europe seems to be in the midst of its own miracle.

Thanks to advances in communications technology and falling trade barriers, we live in a global economy where companies can do business anywhere in the world and virtually no place on earth is unreachable by investors. Yet, as we've seen these past few years, markets still move quite independently of each other.

Last fall, Asia's stock markets plummeted, threatening to take the rest of the market down with them. In the United States, the Dow Jones Industrial Average, which peaked at 8,259 on August 6, 1997, fell more than 1,000 points by late October. But while Asia continued to descend, U.S. stocks staged an impressive rally. By early December, the Dow had virtually regained all its lost ground.

True, U.S. stocks took another tumble in December and January as more bad news came out of Asia and a scandal rocked the White House. But once again, the market roared back by early February as investors were reminded just how good the economy remained in the United States. The Asian debacle slowed projected U.S. growth in 1998, which bodes well for keeping interest rates and inflation low. The President submitted the first balanced federal budget in 30 years and corporate profits, although growing slower than before, were stronger than initially projected.

In Latin America, investors also feared that the "Asian contagion" would depress other emerging markets. Although there was initial negative impact, Latin American stock markets held up surprisingly well. A few years back, the region had its own crisis, and it responded by reducing tariffs, clamping down on credit, cutting budget deficits and accelerating its privatization programs. It remains to be seen whether Asia is willing to take the same medicine to solve its economic problems.

In Europe, companies are streamlining operations, focusing on shareholder value and the upcoming transition to a single European currency beginning in 1999. In order to qualify for the Euro, a country must have limited budget deficits, low inflation and moderate interest rates--which also makes for excellent stock markets. The countries making up the European Union will comprise an economy and a bond market that is larger than that of the United States. Investor sentiment is positive in Europe, and the stock markets there have been strong since early 1997.

So as we move deeper into 1998, we can see that there are clear differences in markets throughout the world. But markets are constantly shifting. The best way to make sure you participate in the strongest areas of the world is to be diversified geographically--and be patient. Today's ice cold markets can turn hot in no time.

Please read the Portfolio Managers' Reviews which follow this letter for a detailed perspective on the Portfolios' performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,

/s/ Noel P. Rahn

Noel P. Rahn
President

                                PORTFOLIO REVIEW
                       LIFEUSA AGGRESSIVE GROWTH PORTFOLIO


LIFEUSA AGGRESSIVE GROWTH PORTFOLIO


HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Aggressive Growth Portfolio has had a net asset value total return of 18.00% since inception. The Russell 2500 Index has returned 21.01% over the same time period. The best performing sectors included financial services, consumer staples, and transportation while the worst performing sectors were technology and health care. Additionally, the Portfolio's overweighting in small cap growth stocks hurt performance due to small cap value stocks vastly outperforming small growth stocks throughout 1997.


WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We are approaching 1998 cautiously, believing that the "Asian Flu" could be the catalyst for weaker corporate profits in many sectors. However, we believe the Portfolio consists of well-positioned companies with sustainable competitive advantages in stable, growing markets. Thus, we are optimistic about the outlook for strong relative performance regardless of the environment.


VALUE OF $10,000 INVESTMENT+

          LIFEUSA AGGRESSIVE GROWTH
          PORTFOLIO (POP)(Inception 2/03/97)      RUSSELL 2500 INDEX*
          -----------------------------------------------------------
 2/03/97                  $    9,425                      $ 10,000
 3/31/97                       8,699                         9,405
 6/30/97                      10,329                        10,826
 9/30/97                      11,724                        12,380
12/31/97                      11,121                        12,101

TOTAL RETURNS+
THROUGH 12/31/97
                                                                 Since Inception
                                                                    2/03/97**
==============================================================================
   LIFEUSA AGGRESSIVE GROWTH PORTFOLIO -
   PUBLIC OFFERING PRICE                                              11.21%
------------------------------------------------------------------------------
   LIFEUSA AGGRESSIVE GROWTH PORTFOLIO -
   NET ASSET VALUE                                                    18.00%
------------------------------------------------------------------------------
   Russell 2500 Index                                                 21.01%*
------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA AGGRESSIVE GROWTH PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA AGGRESSIVE GROWTH PORTFOLIO'S--NET ASSET VALUE (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE RUSSELL 2500 INDEX. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SINCE 2/01/97

** ANNUALIZED

                                PORTFOLIO REVIEW
                            LIFEUSA GROWTH PORTFOLIO


LIFEUSA GROWTH PORTFOLIO


HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Growth Portfolio has had a net asset value total return of 11.01% since inception. The S&P 500 Index has returned 25.56% over the same time period. From a sector standpoint, financials, health care, and communication services were the most beneficial to performance. Additionally, the Portfolio's allocation in midcap stocks hurt performance as midcap stocks underperformed large stocks in 1997.


WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

The year finished strong on both an absolute and relative basis. This is especially encouraging given that the growth style was out of favor relative to a value style during the last half of 1997. We believe this situation will change in 1998, however, as the economy begins to slow and a premium is once again paid for companies that can demonstrate consistent, above-average earnings growth. The Portfolio is positioned to capitalize on such an environment.


VALUE OF $10,000 INVESTMENT+

              LIFEUSA GROWTH PORTFOLIO
              (POP)(Inception 2/03/97)                S&P 500 INDEX*
              --------------------------------------------------------
 2/03/97                  $    9,425                      $ 10,000
 3/31/97                       8,747                         9,661
 6/30/97                       9,765                        11,347
 9/30/97                      10,593                        12,210
12/31/97                      10,463                        12,556

TOTAL RETURNS+
THROUGH 12/31/97
                                                                 Since Inception
                                                                    2/03/97**
==============================================================================
   LIFEUSA GROWTH PORTFOLIO -
   PUBLIC OFFERING PRICE                                              4.63%
------------------------------------------------------------------------------
   LIFEUSA GROWTH PORTFOLIO -
   NET ASSET VALUE                                                   11.01%
------------------------------------------------------------------------------
   S&P 500 Index                                                     25.56%*
------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA GROWTH PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA GROWTH PORTFOLIO'S--NET ASSET VALUE (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE S&P 500 INDEX. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SINCE 2/01/97

** ANNUALIZED

                                PORTFOLIO REVIEW
                            LIFEUSA GLOBAL PORTFOLIO


LIFEUSA GLOBAL PORTFOLIO


HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Global Portfolio has had a net asset value total return of 1.83% since inception. The S&P 500 Index has returned 25.56%, and the EAFE Index has returned 5.73% over the same time period. The Fund's overweighting of France and underweighting of Japan and Malaysia, together with liquidity levels and currency hedging, contributed positively to performance. Conversely, an underweighting of Italy, Scandinavia and Switzerland and an overweighting of Australasia, Singapore and Asian emerging markets detracted from performance.


WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We remain invested in Hong Kong, Singapore and Malaysia, all of which are at attractive levels of valuation. Australia offers decent value at lower levels of risk. In Japan, favored blue chips have risen well above fair value on our measures, although many other stocks have fallen to attractive levels. We are maintaining a strong presence in France and the UK, European markets which offer superior value. Emerging markets offer select opportunities on a long-term basis, with Latin American markets continuing to be favored over other regions. Accordingly, we continue to believe that investors desiring diversification should include an international component in their portfolio.


VALUE OF $10,000 INVESTMENT+

         LIFEUSA GLOBAL PORTFOLIO
         (POP)(Inception 2/03/97)    S&P 500 INDEX*      EAFE INDEX*
         ----------------------------------------------------------------
 2/03/97             $    9,425         $ 10,000         $  10,000
 3/31/97                  9,397            9,661            10,205
 6/30/97                 10,377           11,347            11,538
 9/30/97                 10,377           12,210            11,464
12/31/97                  9,597           12,556            10,573

TOTAL RETURNS+
THROUGH 12/31/97
                                                                 Since Inception
                                                                    2/03/97**
==============================================================================
   LIFEUSA GLOBAL PORTFOLIO -
   PUBLIC OFFERING PRICE                                             (4.03%)
------------------------------------------------------------------------------
   LIFEUSA GLOBAL PORTFOLIO -
   NET ASSET VALUE                                                    1.83%
------------------------------------------------------------------------------
   S&P 500 Index                                                     25.56%*
------------------------------------------------------------------------------
   EAFE Index                                                         5.73%*
------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA GLOBAL PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA GLOBAL PORTFOLIO'S--NET ASSET VALUE (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE S&P 500 OR EAFE INDICES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SINCE 2/01/97

** ANNUALIZED

                                PORTFOLIO REVIEW
                           LIFEUSA BALANCED PORTFOLIO


LIFEUSA BALANCED PORTFOLIO


HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Balanced Portfolio has had a net asset value total return of 8.30% since inception. The S&P 500 Index has returned 25.56%, the Lehman Brothers Aggregate Bond Index has returned 9.32%, and the EAFE Index has returned 5.73% over the same time period. Our positions in the U.S. stock portion of the Portfolio in consumer staples and select financials helped support the Portfolio this past quarter, while performance was hurt by our positions in energy and technology as well as our underweighting in utilities. Overall, the allocation to longer duration fixed income instruments and the venture capital positions helped us, while international equity exposure hurt us.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We continue to focus on companies with solid competitive advantages and extremely high financial quality at attractive fundamental valuations. Companies with these characteristics possess the strength and flexibility to weather downturns in the economy and capital markets that should lead to strong relative performance in weak markets and out-performance over a full market cycle.


VALUE OF $10,000 INVESTMENT+

     LIFEUSA BALANCED PORTFOLIO                LEHMAN BROS. AGGREGATE
     (POP)(Inception 2/03/97)    S&P 500 INDEX*     BOND INDEX*      EAFE INDEX*
     ---------------------------------------------------------------------------
 2/03/97        $    9,425         $ 10,000         $  10,000        $  10,000
 3/31/97             9,237            9,661             9,914           10,205
 6/30/97             9,972           11,347            10,278           11,538
 9/30/97            10,452           12,210            10,619           11,464
12/31/97            10,207           12,556            10,932           10,573

TOTAL RETURNS+
THROUGH 12/31/97
                                                                 Since Inception
                                                                    2/03/97**
==============================================================================
   LIFEUSA BALANCED PORTFOLIO -
   PUBLIC OFFERING PRICE                                              2.07%
------------------------------------------------------------------------------
   LIFEUSA BALANCED PORTFOLIO -
   NET ASSET VALUE                                                    8.30%
------------------------------------------------------------------------------
   S&P 500 Index                                                     25.56%*
------------------------------------------------------------------------------
   Lehman Brothers Aggregate Bond Index                               9.32%*
------------------------------------------------------------------------------
   EAFE Index                                                         5.73%*
------------------------------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA BALANCED PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA BALANCED PORTFOLIO'S--NET ASSET VALUE (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE S&P 500, LEHMAN BROTHERS AGGREGATE BOND OR EAFE INDICES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SINCE 2/01/97

** ANNUALIZED

                                PORTFOLIO REVIEW
                        LIFEUSA CURRENT INCOME PORTFOLIO


LIFEUSA CURRENT INCOME PORTFOLIO


HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Current Income Portfolio has had a net asset value total return of 7.90% since inception. The Lehman Brothers Aggregate Bond Index has returned 9.32% over the same time period. The interest rate sensitivity of the Portfolio remained longer than the benchmark as U.S. interest rates declined due to the turmoil in Southeast Asia. The exposure to mortgages remained above the benchmark to take advantage of wider spreads. The corporate and international exposures remained above the benchmark, but was reduced to only a modest overweighting in the summer due to narrow spreads and increased credit risk concerns.


WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Above-trend economic growth should persist, although expectations will be dampened by financial market turbulence, particularly in Asia. As overseas markets stabilize, cyclical inflationary pressures will re-emerge. Tight labor market conditions will continue to be a concern for the market. Fed policy is still focused on controlling inflation. Asian markets continue to be volatile and recovery in those economics will be several quarters in the future. We remain neutral to constructive on the bond market but are very conscious that the next major move in rates is likely to be higher rather than lower. Given today's lower yields and the probable direction of interest rates, a double-digit return in 1998 is unlikely.


VALUE OF $10,000 INVESTMENT+

     LIFEUSA CURRENT INCOME PORTFOLIO     LEHMAN BROS. AGGREGATE
        (POP)(Inception 2/03/97)          BOND INDEX*
------------------------------------------------------------------------------
 2/03/97        $    9,425                  $ 10,000
 3/31/97             9,302                     9,914
 6/30/97             9,622                    10,278
 9/30/97             9,942                    10,619
12/31/97            10,169                    10,932


TOTAL RETURNS+
THROUGH 12/31/97
                                         Since Inception
                                             2/03/97**
-------------------------------------------------------
   LIFEUSA CURRENT INCOME PORTFOLIO -
   PUBLIC OFFERING PRICE                       1.69%
-------------------------------------------------------
   LIFEUSA CURRENT INCOME PORTFOLIO -
   NET ASSET VALUE                             7.90%
-------------------------------------------------------
   Lehman Brothers Aggregate Bond Index        9.32%*
-------------------------------------------------------

+ AS YOU COMPARE PERFORMANCE, PLEASE NOTE THAT THE LIFEUSA CURRENT INCOME PORTFOLIO'S--PUBLIC OFFERING PRICE (POP) PERFORMANCE REFLECTS THE MAXIMUM 5.75% SALES CHARGE. THE LIFEUSA CURRENT INCOME PORTFOLIO'S--NET ASSET VALUE
   (NAV) PERFORMANCE DOES NOT REFLECT ANY SUCH CHARGES NOR DOES THE PERFORMANCE OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SINCE 2/01/97

** ANNUALIZED

                                PORTFOLIO REVIEW
                    LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The LifeUSA Principal Preservation Portfolio has had a total return of 4.13% since inception. The Lipper Money Market Fund Average has returned 4.27% over the same time period. While long-term interest rates experienced a significant decline during the past year, short-term interest rates (maturities less than six months) actually rose slightly.


WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Above-trend economic growth should persist, although expectations will be dampened by financial market turbulence, particularly in Asia. As overseas markets stabilize, cyclical inflationary pressures will re-emerge due to tight labor market conditions. Short-term interest rates are directly related to actions by the Federal Reserve. While the current structure of interest rates suggests the possibility of a cut in rates by the Fed, we believe the Fed is still focused on controlling domestic inflation. Thus, a rate cut is unlikely unless Asian markets deteriorate further, eroding confidence in the global financial system.


VALUE OF $10,000 INVESTMENT+

     LIFEUSA PRINCIPAL PRESERVATION       LIPPER MONEY MARKET
      PORTFOLIO(Inception 2/03/97)        FUND AVERAGE*
------------------------------------------------------------------------------
 2/03/97        $   10,000                  $ 10,000
 3/31/97            10,066                    10,066
 6/30/97            10,179                    10,179
 9/30/97            10,293                    10,300
12/31/97            10,413                    10,427


TOTAL RETURNS+
THROUGH 12/31/97
                                                 Since Inception
                                                     2/03/97**
--------------------------------------------------------------
   LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO           4.13%
--------------------------------------------------------------
   Lipper Money Market Fund Average                   4.27%*
--------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SINCE 2/01/97

** ANNUALIZED

================================================================================
                 S C H E D U L E S  O F  I N V E S T M E N T S
================================================================================

                               LIFEUSA FUNDS, INC.

                                DECEMBER 31, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

LIFEUSA AGGRESSIVE GROWTH PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                       Quantity       Value (a)
--------------------------------------------------------------------------------
IAI Capital Appreciation Fund - 50.2%                     5,708   $      88,599
IAI Regional Fund - 19.7%                                 1,425          34,845
IAI Value Fund - 30.2%                                    4,361          53,248
                                                                    ------------
                                                                        176,692
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $189,004) (b) ...........................................  $     176,692
================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ...............................................................  $        (196)
================================================================================
NET ASSETS
 ...............................................................  $     176,496
================================================================================

LIFEUSA GROWTH PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                       Quantity       Value (a)
--------------------------------------------------------------------------------
IAI Growth and Income Fund - 34.8%                        2,069   $      36,548
IAI Growth Fund - 30.2%                                   2,957          31,707
IAI  Midcap Growth Fund - 35.1%                           2,467          36,932
                                                                    ------------
                                                                        105,187
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $110,077) (b) ...........................................  $     105,187
================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ...............................................................  $        (108)
================================================================================
NET ASSETS
 ...............................................................  $     105,079
================================================================================

LIFEUSA GLOBAL PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                       Quantity       Value (a)
--------------------------------------------------------------------------------
IAI Developing Countries Fund - 14.8%                     1,473   $      11,169
IAI Growth Fund - 40.4%                                   2,849          30,548
IAI International Fund - 39.8%                            2,969          30,085
IAI Latin America Fund - 5.1%                               380           3,886
                                                                    ------------
                                                                         75,688
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $86,997) (b) ............................................  $      75,688
================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ...............................................................  $         (93)
================================================================================
NET ASSETS
 ...............................................................  $      75,595
================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
                 S C H E D U L E S  O F  I N V E S T M E N T S
================================================================================

                               LIFEUSA FUNDS, INC.

                                DECEMBER 31, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

LIFEUSA BALANCED PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                       Quantity       Value (a)
--------------------------------------------------------------------------------
IAI Bond Fund - 22.2%                                     2,252  $       21,534
IAI Capital Appreciation Fund - 4.0%                        251           3,898
IAI Developing Countries Fund - 3.9%                        501           3,804
IAI Government Fund - 20.1%                               1,999          19,471
IAI Growth and Income Fund - 11.9%                          655          11,572
IAI Growth Fund - 8.0%                                      728           7,806
IAI International Fund - 8.9%                               853           8,648
IAI Latin America Fund - 3.1%                               291           2,978
IAI Midcap Growth Fund - 5.0%                               325           4,872
IAI Regional Fund - 5.9%                                    235           5,753
IAI Value Fund - 7.1%                                       560           6,849
                                                                   -------------
                                                                         97,185
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $102,255) (b) ............................................$       97,185
================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ................................................................$         (109)
================================================================================
NET ASSETS
 ................................................................$       97,076
================================================================================

LIFEUSA CURRENT INCOME PORTFOLIO

MUTUAL FUNDS - 100.1%
                                                       Quantity       Value (a)
--------------------------------------------------------------------------------
IAI Bond Fund - 80.2%                                     2,418  $       23,118
IAI Government Fund - 10.0%                                 295           2,874
IAI Reserve Fund - 9.9%                                     293           2,871
                                                                   -------------
                                                                         28,863
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $28,343) (b) .............................................$       28,863
================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ................................................................$          (36)
================================================================================
NET ASSETS
 ................................................................$       28,827
================================================================================

LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

MUTUAL FUNDS - 99.0%
                                                       Quantity       Value (a)
--------------------------------------------------------------------------------
IAI Money Market Fund - 99.0%                            27,795  $       27,795
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $27,795) (b) .............................................$       27,795
================================================================================
OTHER ASSETS AND LIABILITIES - 1.0%
 ................................................................$          288
================================================================================
NET ASSETS
 ................................................................$       28,083
================================================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 11

================================================================================
        N O T E S  T O  S C H E D U L E S  O F  I N V E S T M E N T S
================================================================================

                               LIFEUSA FUNDS, INC.

                               DECEMBER 31, 1997

                                       (a)
    Value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
  At December 31, 1997, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


--------------------------------------------------------------------------------------
                                               LIFEUSA         LIFEUSA        LIFEUSA
                                           AGGRESSIVE GROWTH    GROWTH         GLOBAL
                                              PORTFOLIO        PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------
Cost for federal income tax purposes           $ 189,004      $ 110,779      $  87,075
                                           ===========================================

Gross unrealized appreciation                  $    --        $    --        $    --
Gross unrealized depreciation                    (12,312)        (5,592)       (11,387)
                                           -------------------------------------------
Net unrealized appreciation (depreciation)     $ (12,312)     $  (5,592)     $ (11,387)
                                           ===========================================

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                               LIFEUSA       LIFEUSA     LIFEUSA PRINCIPAL
                                               BALANCED   CURRENT INCOME   PRESERVATION
                                               PORTFOLIO    PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------

Cost for federal income tax purposes           $ 102,310      $  28,343      $  27,795
                                           ===========================================
Gross unrealized appreciation                  $     647      $     565      $    --
Gross unrealized depreciation                     (5,772)           (45)          --
                                           -------------------------------------------
Net unrealized appreciation (depreciation)     $  (5,125)     $     520      $    --
                                           ===========================================

--------------------------------------------------------------------------------------


================================================================================
      S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S
================================================================================

                               LIFEUSA FUNDS, INC.

                               DECEMBER 31, 1997


                                                                              LIFEUSA       LIFEUSA     LIFEUSA
                                                                         AGGRESSIVE GROWTH   GROWTH      GLOBAL
                                                                             PORTFOLIO     PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value
      (Cost: $189,004; $110,077; and $86,997, respectively)                    $ 176,692   $ 105,187   $  75,688
   Organization costs                                                              5,337       5,337       5,337
   Receivable from Sponsor                                                         5,974       5,974       5,973
                                                                             -----------------------------------
      TOTAL ASSETS                                                               188,003     116,498      86,998
                                                                             -----------------------------------

LIABILITIES
   Accrued distribution fee                                                          197         109          93
   Other accrued expenses                                                         11,310      11,310      11,310
                                                                             -----------------------------------
      TOTAL LIABILITIES                                                           11,507      11,419      11,403
                                                                             -----------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                    $ 176,496   $ 105,079   $  75,595
                                                                             ===================================

REPRESENTED BY:
   Capital stock                                                               $     152   $      98   $      78
   Additional paid-in capital                                                    168,101     103,666      80,158
   Undistributed net investment income                                              --          --          --
   Accumulated net realized gains on investments                                  20,555       6,205       6,668
   Unrealized appreciation or depreciation on investments                        (12,312)     (4,890)    (11,309)
                                                                             -----------------------------------

      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK  $ 176,496   $ 105,079   $  75,595
                                                                             ===================================
      Shares of common stock outstanding; authorized 10 billion shares
         of $.01 par value stock of each Portfolio                                15,181       9,832       7,836
                                                                             -----------------------------------

      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                   $   11.63   $   10.69   $    9.65
                                                                             ===================================


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
      S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S
================================================================================

                               LIFEUSA FUNDS, INC.

                               DECEMBER 31, 1997


                                                                                                     LIFEUSA
                                                                           LIFEUSA      LIFEUSA     PRINCIPAL
                                                                           BALANCED CURRENT INCOME PRESERVATION
                                                                           PORFOLIO    PORFOLIO      PORFOLIO
---------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities, at value
  (Cost: $102,255; $28,343; and $27,795, respectively)                     $  97,185   $  28,863  $  27,795
 Cash in bank on demand deposit                                                 --          --          325
 Organization costs                                                            5,337       5,337      5,334
 Receivable from Sponsor                                                       5,972       5,973      6,008
                                                                        -----------------------------------
  TOTAL ASSETS                                                               108,494      40,173     39,462
                                                                        -----------------------------------

LIABILITIES
 Accrued distribution fee                                                        108          36         36
 Other accrued expenses                                                       11,310      11,310     11,343
                                                                        -----------------------------------
  TOTAL LIABILITIES                                                           11,418      11,346     11,379
                                                                        -----------------------------------
     NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                    $  97,076   $  28,827  $  28,083
                                                                        ===================================

REPRESENTED BY:
 Capital stock                                                             $      93   $      29  $      29
 Additional paid-in capital                                                   97,264      28,234     28,003
 Undistributed net investment income                                            --            26         51
 Accumulated net realized gains on investments                                 4,789          18       --
 Unrealized appreciation or depreciation on investments                       (5,070)        520       --
                                                                        -----------------------------------

  TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK  $  97,076   $  28,827  $  28,083
                                                                        ===================================
  Shares of common stock outstanding; authorized 10 billion shares
    of $.01 par value stock of each Portfolio                                  9,321       2,894      2,914
                                                                        -----------------------------------

  NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                   $   10.41   $    9.96  $    9.64
                                                                        ===================================


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
                 S T A T E M E N T S  O F  O P E R A T I O N S
================================================================================

                               LIFEUSA FUNDS, INC.

               PERIOD FROM FEBRUARY 3, 1997* TO DECEMBER 31, 1997


                                                                           LIFEUSA       LIFEUSA   LIFEUSA
                                                                      AGGRESSIVE GROWTH  GROWTH     GLOBAL
                                                                          PORTFOLIO     PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:
      Dividend distributions from Underlying Funds                         $    152   $     81   $    952
                                                                          -------------------------------
        TOTAL INCOME                                                            152         81        952
                                                                          -------------------------------

   Expenses:
      Distribution fees                                                         570        321        396
      Legal fees                                                                604        604        604
      Amortization of organization costs                                      1,189      1,189      1,189
      Registration fees                                                      13,864     13,859     13,857
                                                                          -------------------------------
        TOTAL EXPENSES                                                       16,227     15,973     16,046
        Less fees reimbursed or waived by Sponsor or Distributor            (15,847)   (15,760)   (15,783)
                                                                          -------------------------------
        NET EXPENSES                                                            380        213        263
                                                                          -------------------------------
          NET INVESTMENT INCOME (LOSS)                                         (228)      (132)       689
                                                                          -------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Capital gain distributions from Underlying Funds                          21,667      9,525      7,879
   Net realized gains (losses) on investments                                   531       (394)       974
   Net change in unrealized appreciation or depreciation on
      investment securities                                                 (12,312)    (4,890)   (11,309)
                                                                          -------------------------------
          NET GAIN (LOSS) ON INVESTMENTS                                      9,886      4,241     (2,456)
                                                                          -------------------------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $  9,658   $  4,109   $ (1,767)
                                                                          ===============================


          *COMMENCEMENT OF OPERATIONS

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
                 S T A T E M E N T S  O F  O P E R A T I O N S
================================================================================

                               LIFEUSA FUNDS, INC.

               PERIOD FROM FEBRUARY 3, 1997* TO DECEMBER 31, 1997


                                                                                          LIFEUSA
                                                                 LIFEUSA     LIFEUSA      PRINCIPAL
                                                                 BALANCED CURRENT INCOME PRESERVATION
                                                                PORTFOLIO   PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:
      Dividend distributions from Underlying Funds                $  1,770   $  1,260   $  1,090
                                                                --------------------------------
        TOTAL INCOME                                                 1,770      1,260      1,090
                                                                --------------------------------

   Expenses:
      Distribution fees                                                353        156        164
      Legal fees                                                       604        604        604
      Amortization of organization costs                             1,189      1,189      1,192
      Registration fees                                             13,860     13,855     13,889
                                                                --------------------------------
        TOTAL EXPENSES                                              16,006     15,804     15,849
        Less fees reimbursed or waived by Sponsor or Distributor   (15,770)   (15,700)   (15,739)
                                                                --------------------------------
        NET EXPENSES                                                   236        104        110
                                                                --------------------------------
          NET INVESTMENT INCOME                                      1,534      1,156        980
                                                                --------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Capital gain distributions from Underlying Funds                  5,457       --         --
   Net realized gains on investments                                   466         18       --
   Net change in unrealized appreciation or depreciation on
      investment securities                                         (5,070)       520       --
                                                                --------------------------------
          NET GAIN ON INVESTMENTS                                      853        538       --
                                                                --------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  2,387   $  1,694   $    980
                                                                ================================


          *COMMENCEMENT OF OPERATIONS

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
       S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
================================================================================

                               LIFEUSA FUNDS, INC.

               PERIOD FROM FEBRUARY 3, 1997* TO DECEMBER 31, 1997


                                                                       LIFEUSA       LIFEUSA     LIFEUSA
                                                                  AGGRESSIVE GROWTH   GROWTH      GLOBAL
                                                                       PORTFOLIO     PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income (loss)                                        $    (228)  $    (132)  $     689
     Net realized gains                                                     22,198       9,131       8,853
     Net change in unrealized appreciation or depreciation                 (12,312)     (4,890)    (11,309)
                                                                        ----------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      9,658       4,109      (1,767)
                                                                        ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                    (854)       (950)     (1,771)
     Net realized gains                                                     (1,643)     (2,926)     (2,185)
                                                                        ----------------------------------
        TOTAL DISTRIBUTIONS                                                 (2,497)     (3,876)     (3,956)
                                                                        ----------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
     Net proceeds from shares sold                                         150,454      83,866      60,817
     Net asset value of shares issued in
         reinvestment of distributions                                       2,497       3,876       3,956
     Cost of shares redeemed                                                (1,950)     (1,230)     (1,788)
                                                                        ----------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             151,001      86,512      62,985
                                                                        ----------------------------------
        TOTAL INCREASE IN NET ASSETS                                       158,162      86,745      57,262

            NET ASSETS AT BEGINNING OF PERIOD                               18,334      18,334      18,333
                                                                        ----------------------------------

            NET ASSETS AT END OF PERIOD                                  $ 176,496   $ 105,079   $  75,595
                                                                        ==================================
               INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:         $    --     $    --     $    --
                                                                        ==================================


            *COMMENCEMENT OF OPERATIONS

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
       S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
================================================================================

                               LIFEUSA FUNDS, INC.

               PERIOD FROM FEBRUARY 3, 1997* TO DECEMBER 31, 1997

                                                                                                LIFEUSA
                                                                       LIFEUSA     LIFEUSA      PRINCIPAL
                                                                       BALANCED CURRENT INCOME PRESERVATION
                                                                      PORTFOLIO   PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                               $  1,534   $  1,156   $    980
     Net realized gains                                                     5,923         18       --
     Net change in unrealized appreciation or depreciation                 (5,070)       520       --
                                                                        -------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     2,387      1,694        980
                                                                        -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                 (2,616)    (2,212)    (2,014)
     Net realized gains                                                    (1,134)      --         --
                                                                        -------------------------------
        TOTAL DISTRIBUTIONS                                                (3,750)    (2,212)    (2,014)
                                                                        -------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
     Net proceeds from shares sold                                         76,856      8,800     11,470
     Net asset value of shares issued in
        reinvestment of distributions                                       3,750      2,212      2,014
     Cost of shares redeemed                                                 (500)      --       (2,700)
                                                                        -------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             80,106     11,012     10,784
                                                                        -------------------------------
        TOTAL INCREASE IN NET ASSETS                                       78,743     10,494      9,750

            NET ASSETS AT BEGINNING OF PERIOD                              18,333     18,333     18,333
                                                                        -------------------------------

            NET ASSETS AT END OF PERIOD                                  $ 97,076   $ 28,827   $ 28,083
                                                                        ===============================
               INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:         $   --     $     26   $     51
                                                                        ===============================


            *COMMENCEMENT OF OPERATIONS

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
                      F I N A N C I A L  H I G H L I G H T S
================================================================================

                               LIFEUSA FUNDS, INC.

              PERIOD FROM FEBRUARY 3, 1997**** TO DECEMBER 31, 1997

       PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT
               THE PERIOD AND SELECTED INFORMATION FOR THE PERIOD
                            INDICATED ARE AS FOLLOWS:


                                                                  LIFEUSA      LIFEUSA      LIFEUSA
                                                            AGGRESSIVE GROWTH  GROWTH       GLOBAL
                                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                            $   10.00   $   10.00   $   10.00
                                                               -------------------------------------

OPERATIONS
   Net investment income (loss)                                       (0.01)      (0.01)       0.10
   Net realized and unrealized gains                                   1.81        1.11        0.08
                                                               -------------------------------------
        TOTAL FROM OPERATIONS                                          1.80        1.10        0.18
                                                               -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (0.06)      (0.10)      (0.24)
   Net realized gains                                                 (0.11)      (0.31)      (0.29)
                                                               -------------------------------------
        TOTAL DISTRIBUTIONS                                           (0.17)      (0.41)      (0.53)
                                                               -------------------------------------

NET ASSET VALUE
   End of period                                                  $   11.63   $   10.69   $    9.65
                                                               =====================================

Total investment return*                                              18.00%      11.01%       1.83%

Net assets at end of period (000's omitted)                       $     176   $     105   $       76

RATIOS:
   Expenses to average daily net assets***                             0.50%**     0.50%**     0.50%**
   Net investment income (loss) to average daily net assets***        (0.30%)**   (0.31%)**    1.31%**
   Porfolio turnover rate                                               4.5%       32.4%       28.7%



* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE PORTFOLIOS' SPONSOR VOLUNTARILY WAIVED $15,847, $15,760 AND $15,783, RESPECTIVELY, IN EXPENSES FOR THE PERIOD ENDED DECEMBER 31, 1997. IF THE PORTFOLIOS HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 21.36%, 37.30% AND 30.40%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (21.16%), (37.11%) AND (28.59%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1999. THE EXPENSE RATIOS EXCLUDE THE FEES AND EXPENSES OF THE UNDERLYING FUNDS.

**** COMMENCEMENT OF OPERATIONS

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

================================================================================
                      F I N A N C I A L  H I G H L I G H T S
================================================================================

                               LIFEUSA FUNDS, INC.

              PERIOD FROM FEBRUARY 3, 1997**** TO DECEMBER 31, 1997

     PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE
                 PERIOD AND SELECTED INFORMATION FOR THE PERIOD
                            INDICATED ARE AS FOLLOWS:


                                                                                 LIFEUSA
                                                       LIFEUSA      LIFEUSA     PRINCIPAL
                                                      BALANCED  CURRENT INCOME PRESERVATION
                                                      PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                 $ 10.00      $10.00      $10.00
                                                       --------------------------------

OPERATIONS
   Net investment income                                  0.18        0.46        0.41
   Net realized and unrealized gains (losses)             0.65        0.33          --
                                                       --------------------------------
        TOTAL FROM OPERATIONS                             0.83        0.79        0.41
                                                       --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 (0.29)      (0.83)      (0.77)
   Net realized gains                                    (0.13)         --          --
                                                       --------------------------------
        TOTAL DISTRIBUTIONS                              (0.42)      (0.83)      (0.77)
                                                       --------------------------------

NET ASSET VALUE
   End of period                                       $ 10.41      $ 9.96      $ 9.64
                                                       ================================

Total investment return*                                  8.30%       7.90%       4.13%

Net assets at end of period (000's omitted)            $    97      $   29      $   28

RATIOS:
   Expenses to average daily net assets***                0.50%**     0.50%**     0.50%**
   Net investment income to average daily net assets***   3.26%**     5.57%**     4.48%**
   Porfolio turnover rate                                 21.9%       13.1%       11.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE PORTFOLIOS' SPONSOR VOLUNTARILY WAIVED $15,770, $15,700 AND $15,739, RESPECTIVELY, IN EXPENSES FOR THE PERIOD ENDED DECEMBER 31, 1997. IF THE PORTFOLIOS HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 33.99%, 76.20% AND 72.49%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (30.23%), (70.13%) AND (67.51%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1999. THE EXPENSE RATIOS EXCLUDE THE FEES AND EXPENSES OF THE UNDERLYING FUNDS.

**** COMMENCEMENT OF OPERATIONS

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

===============================================================================
                         NOTES TO FINANCIAL STATEMENTS
===============================================================================

                               LIFEUSA FUNDS, INC.

                                DECEMBER 31, 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

LifeUSA Funds, Inc. (the Company) was incorporated on April 26, 1996, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company consisting of the following six separate diversified investment portfolios: LifeUSA Aggressive Growth Portfolio (Aggressive Growth Portfolio), LifeUSA Growth Portfolio (Growth Portfolio), LifeUSA Global Portfolio (Global Portfolio), LifeUSA Balanced Portfolio (Balanced Portfolio), LifeUSA Current Income Portfolio (Current Income Portfolio) and LifeUSA Principal Preservation Portfolio (Principal Preservation Portfolio) (collectively, the Portfolios). The sponsor and distributor of the Portfolios is LifeUSA Securities, Inc. (the Sponsor or Distributor). Each of the Portfolios was created as a separate portfolio represented by a separate class of common stock of the Company and offer a means of investing in shares of certain IAI Mutual Funds (the Underlying Funds) within certain predetermined percentage ranges. The Company's articles of incorporation permit the Board of Directors to create additional portfolios in the future and each Portfolio is permitted to issue separate classes of stock. This report covers only the Aggressive Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Current Income Portfolio and Principal Preservation Portfolio, currently the only Portfolios of the Company. Financial statements for the Underlying Funds may be obtained by calling the toll-free Investor Services Hotline at 1-800-945-3863.

Significant accounting policies followed by the Portfolios are summarized below:

PORTFOLIO VALUATION

The investments of the Portfolios consist of mutual funds that are valued daily at their respective net asset values in accordance with the Investment Company Act of 1940.

FEDERAL TAXES

Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Portfolios are required to distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased, resulting in reclassification adjustments to additional paid-in capital as follows:


----------------------------------------------------------------------------------------------
                            LIFEUSA AGGRESSIVE GROWTH  LIFEUSA GROWTH     LIFEUSA GLOBAL
                                    PORTFOLIO             PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------
Undistributed net investment
income                        $      1,082              $   1,082             $  1,082
Additional paid-in capital    $     (1,082)             $  (1,082)            $ (1,082)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                              LIFEUSA BALANCED        LIFEUSA CURRENT     LIFEUSA PRINCIPAL
                                  PORTFOLIO           INCOME PORTFOLIO  PRESERVATION PORTFOLIO
----------------------------------------------------------------------------------------------

Undistributed net investment
income                        $   1,082                 $   1,082             $  1,085
Additional paid-in capital    $  (1,082)                $  (1,082)            $ (1,085)
----------------------------------------------------------------------------------------------


===============================================================================
                         NOTES TO FINANCIAL STATEMENTS
===============================================================================

                               LIFEUSA FUNDS, INC.

                                DECEMBER 31, 1997

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders from the Underlying Funds are recorded on the ex-dividend date.

Interest income and expenses are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are made semi-annually (monthly for the LifeUSA Principal Preservation Portfolio). Capital gains, if any, are primarily distributed at the end of the calendar year. Additional capital gains distributions, as needed to comply with federal tax regulations, are distributed during the year.

ORGANIZATION COSTS

Organization costs are being amortized over sixty months on a straight-line basis. In the event the Sponsor redeems any or all of its shares representing initial capital in the Portfolios prior to the date such costs are fully amortized, it will bear such portion of the unamortized organization costs as the number of shares redeemed bears to the initial purchase of shares.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

(2)  FEES AND EXPENSES

The Company has entered into an investment advisory and administrative services agreement with Investment Advisers, Inc. (Advisers) who is also the adviser to the Underlying Funds. Pursuant to the agreement, Advisers provides the Portfolios with investment advisory services and is responsible for the overall management of the Portfolios' business affairs subject to the authority of the Board of Directors. Because the Underlying Funds pay Advisers a management fee, no compensation is paid to Advisers under the agreement. The agreement also provides that each Portfolio shall pay the fees and expenses of outside legal counsel, independent public accountants, and custodians as well as certain expenses incurred in connection with the registration of Portfolio shares for sale to the public, interest and, in certain circumstances, taxes and extraordinary expenses. Until May 1, 1999, the Sponsor has voluntarily agreed to reimburse the Portfolios for all other expenses.

The Portfolios have adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940. Under such Plan, the Portfolios have entered into an underwriting and distribution agreement with the Distributor. Under the agreement, the Portfolios pay the Distributor a fee for the servicing of shareholder accounts and the distribution of Portfolio shares. The fee is computed monthly based on average daily net assets for each Portfolio at an annual rate of 0.75% (0.50% payable as distribution fee and 0.25% as a shareholder servicing fee). Until May 1, 1999, the Sponsor has voluntarily agreed to waive that portion of the fee in excess of 0.50% of each Portfolio's average daily net assets.

===============================================================================
                         NOTES TO FINANCIAL STATEMENTS
===============================================================================

                               LIFEUSA FUNDS, INC.

                                DECEMBER 31, 1997

(3)  CAPITAL STOCK

The Portfolios each have authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the period from February 3, 1997 to December 31, 1997 were as follows:

--------------------------------------------------------------------------------
                                          LIFEUSA         LIFEUSA      LIFEUSA
                                     AGGRESSIVE GROWTH    GROWTH       GLOBAL
                                         PORTFOLIO       PORTFOLIO    PORTFOLIO
                                     -------------------------------------------
SOLD                                      13,299           7,749        5,763
ISSUED FOR REINVESTED DISTRIBUTIONS          218             364          410
REDEEMED                                    (169)           (114)        (170)
                                     ===========================================
INCREASE IN SHARES OUTSTANDING            13,348           7,999        6,003
                                     -------------------------------------------
PERCENTAGE OF SHARES OUTSTANDING
     OWNED BY SPONSOR                      12.25%          19.37%       24.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 LIFEUSA
                                      LIFEUSA     LIFEUSA        PRINCIPAL
                                     BALANCED  CURRENT INCOME   PRESERVATION
                                    PORTFOLIO   PORTFOLIO       PORTFOLIO
                                   ---------------------------------------------
SOLD                                  7,174         838            1,145
ISSUED FOR REINVESTED DISTRIBUTIONS     361         223              205
REDEEMED                                (47)         --             (269)
                                   =============================================
INCREASE IN SHARES OUTSTANDING        7,488       1,061            1,081
                                   ---------------------------------------------
PERCENTAGE OF SHARES OUTSTANDING
     OWNED BY SPONSOR                 20.46%      68.62%           67.95%
--------------------------------------------------------------------------------


(4) PURCHASES AND SALES OF SECURITIES

For the period from February 3, 1997 to December 31, 1997, purchases and sales proceeds of the Underlying Funds were as follows:

----------------------------------------------------------------------------
                                             PURCHASES          SALES
----------------------------------------------------------------------------
LIFEUSA AGGRESSIVE GROWTH PORTFOLIO          $ 192,571          $ 4,098
LIFEUSA GROWTH PORTFOLIO                     $ 126,886         $ 16,415
LIFEUSA GLOBAL PORTFOLIO                     $ 103,509         $ 17,487
LIFEUSA BALANCED PORTFOLIO                   $ 113,793         $ 12,004
LIFEUSA CURRENT INCOME PORTFOLIO              $ 31,337          $ 3,012
LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO      $ 30,538          $ 2,743
----------------------------------------------------------------------------

================================================================================
            I N D E P E N D E N T  A U D I T O R S'  R E P O R T
================================================================================

                               LIFEUSA FUNDS, INC.


The Board of Directors and Shareholders
LifeUSA Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LifeUSA Aggressive Growth Portfolio, LifeUSA Growth Portfolio, LifeUSA Global Portfolio, LifeUSA Balanced Portfolio, LifeUSA Current Income Portfolio and LifeUSA Principal Preservation Portfolio (portfolios within LifeUSA Funds, Inc.) as of December 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for the period from February 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of LifeUSA Aggressive Growth Portfolio, LifeUSA Growth Portfolio, LifeUSA Global Portfolio, LifeUSA Balanced Portfolio, LifeUSA Current Income Portfolio and LifeUSA Principal Preservation Portfolio at December 31, 1997, and the results of their operations, the changes in their net assets and their financial highlights for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 30, 1998

================================================================================
                  F E D E R A L  T A X  I N F O R M A T I O N
================================================================================

                               LIFEUSA FUNDS, INC.

We are required by federal tax regulations to provide shareholders with certain information regarding dividend distributions paid during our fiscal year. The figures provided are for information purposes only and should not be used for reporting to federal or state revenue agencies. You will receive all necessary tax information on Form 1099-DIV, Dividends and Distributions, in January of each year.

(A) includes distribution of short-term capital gains, if any, which are taxable as ordinary income.

LIFEUSA AGGRESSIVE GROWTH PORTFOLIO

-----------------------------------------------------------------------------
              Payable Date           Ordinary Income (A)    Capital Gains
-----------------------------------------------------------------------------
              DECEMBER 1997          $  0.1286              $  0.0383
-----------------------------------------------------------------------------

LIFEUSA GROWTH PORTFOLIO

-----------------------------------------------------------------------------
              Payable Date           Ordinary Income (A)    Capital Gains
-----------------------------------------------------------------------------
              DECEMBER 1997          $  0.2274              $  0.1820
-----------------------------------------------------------------------------

LIFEUSA GLOBAL PORTFOLIO

-----------------------------------------------------------------------------
              Payable Date           Ordinary Income (A)    Capital Gains
-----------------------------------------------------------------------------
              DECEMBER 1997          $  0.4816              $  0.0512
-----------------------------------------------------------------------------

LIFEUSA BALANCED PORTFOLIO

-----------------------------------------------------------------------------
              Payable Date           Ordinary Income (A)    Capital Gains
-----------------------------------------------------------------------------
              DECEMBER 1997          $  0.3733              $  0.0453
-----------------------------------------------------------------------------

LIFEUSA CURRENT INCOME PORTFOLIO

-----------------------------------------------------------------------------
              Payable Date           Ordinary Income (A)
-----------------------------------------------------------------------------
              DECEMBER 1997          $  0.8280
-----------------------------------------------------------------------------

LIFEUSA PRINCIPAL PRESERVATION PORTFOLIO

-----------------------------------------------------------------------------
              Payable Date           Ordinary Income (A)
-----------------------------------------------------------------------------
              FEBRUARY 1997          $  0.0317
              MARCH 1997                0.0337
              APRIL 1997                0.0368
              MAY 1997                  0.0388
              JUNE 1997                 0.0266
              JULY 1997                 0.0324
              AUGUST 1997               0.0260
              SEPTEMBER 1997            0.0433
              OCTOBER 1997              0.0366
              NOVEMBER 1997             0.0347
              DECEMBER 1997             0.4252
=============================================================================
                                     $  0.7658

-----------------------------------------------------------------------------

                         ==============================


                                   DISTRIBUTOR
                            LifeUSA Securities, Inc.

                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                            Minneapolis, MN 55402 USA

                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402

                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402

                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers


                         ==============================


                           [LIFEUSA SECURITIES LOGO]


                             300 SOUTH HIGHWAY 169
                          MINNEAPOLIS, MINNESOTA 55426
                              888.446.5872 (PHONE)
                               612.513.7120 (FAX)